GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSES
Consulting and professional services	$ 660,117	$ 424,891
Marketing	73,277	72,942
Rent expense	250,994	144,423
Repairs and maintenance	11,144	103,152
Salaries, wages, bonuses and other benefits	4,197,397	3,031,485
Travel	13,356	13,356
Utilities	142,019	112,027
Other	1,151,991	1,314,430
Development charges	456,180	378,010
Stock-based compensation	293,837	394,717
Provision for doubtful debts	39,108	(161,788)
Total general and administrative expenses	$ 7,211,204	$ 6,151,221